SHAREHOLDERS' EQUITY (Details 2)	6 Months Ended
	Jun. 30, 2025 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares [Roll Forward]
Granted	42,897	[1]
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares [Roll Forward]
Balance	1,396,165	[2]
Granted	696,448	[2]
Vested	(325,163)
Canceled	(96,211)
Balance	1,671,239	[2]
Weighted-Average Fair Value
Balance | $ / shares	$ 177.72	[2]
Weighted-average fair value granted | $ / shares	269.61	[2]
Weighted-average fair value vested | $ / shares	175.71
Weighted-average fair value canceled | $ / shares	176.79
Balance | $ / shares	$ 216.46	[2]

[1]	Includes 73,074 performance options granted to the Company’s Co-CEOs in 2022, 74,108 in 2023, and 22,481 in 2024, as applicable.
[2]	Includes 22,928 performance shares granted to the Company’s Co-CEOs in 2023, and 48,129 to the Company’s Co-CEOs and several executives in 2024.